Financial instruments and risk management - Reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets measured at fair value
Balance at beginning of the year	R 1,233	R 855	R 224
Fair value movement recognised in profit or loss	(113)	108	152
Fair value movement recognised in other comprehensive income	31	(59)	(8)
Additions	0	323	483
Foreign currency translation	0	6	4
Balance at end of the year	1,151	1,233	855
Financial liabilities measured at fair value
Balance at beginning of the year	1,570	0	0
Initial recognition	0	1,433	0
Fair value movement recognised in profit or loss	(396)	137	0
Payment made	(1,174)	0	0
Balance at end of the year	R 0	R 1,570	R 0
Maximum investment percent	2.50%